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2015 FEB 19 PM 12: 10

SEC / MR

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

Part I **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:

NYSE Arca, Inc. (trading pursuant to unlisted trading privileges)

SEC
Mail Processing
Section

2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):

Open-end Management Investment Company

FEB 19 2015

Washington DC
404

3. Class of New Derivative Securities Product:

Investment Company Units

4. Name of Underlying Instrument:

FTSE Emerging incl China Overseas non-R/QFII GDP Weighted Index

15000565

5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:

Broad

6. Ticker Symbol(s) of New Derivative Securities Product:

KEMP

7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:

NYSE, Sao Paulo, Santiago, Shanghai, Shenzhen, Hong Kong, Colombia, Prague, Egypt, Budapest, BSE India, Indonesia, Malaysia, Casablanca, Mexico, Karachi, Philippines, Warsaw, London, MICEX, JSE, Singapore, Thailand, Istanbul, Taiwan, Gretai, Dubai, Abu Dhabi, Nasdaq Dubai, Nasdaq

8. Settlement Methodology of New Derivative Securities Product:

Regular way trades settle on T+3/Book entry only held in DTC.

9. Position Limits of New Derivative Securities Product (if applicable):

Not applicable.

Part II **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:

Martha Redding

Title:

Senior Counsel and Assistant Corporate Secretary

Telephone Number:

(212) 656-2938

Manual Signature of Official Responsible for Form:

Act	Securities Exchange Act of 1934
Public Availability:	FEB 19 2015

February 17, 2015

SEC 2449 (1/99)

Martha Redding
Senior Counsel
Assistant Corporate Secretary

New York Stock Exchange
11 Wall Street
New York, NY 10005
T + 1 212 656 2838
F + 1 212 656 8101
mredding@nyx.com

NYSE

RECEIVED
2015 FEB 19 PM 12: 10
SEC / MR

February 17, 2015

Via Overnight Mail

Ms. Gail Jackson
US Securities and Exchange Commission
Division of Trading and Markets
Station Place – Building I
100 F Street, N.E. – Room 6628
Washington, DC 20549

Re: **19b-4(e) – KraneShares FTSE Emerging Markets Plus ETF**

Dear Ms. Jackson:

Enclosed for filing pursuant to Section 19(b) of the Securities Exchange Act of 1934 and Rule 19b-4 thereunder, please find an original and nine copies of Form 19b-4(e) with respect to the securities listed below.

KraneShares FTSE Emerging Markets Plus ETF (KEMP)

If you have any questions, please do not hesitate to call me at (212) 656-2938.

Sincerely,

Enclosures

Act	Securities Exchange Act of 1934
Section	
Rule	
Public Availability:	FEB 19 2015